Financial Instruments - Risk Management - Summary of Subject to Market and Credit Risk With a Reconciliation (Detail) - CAD ($) $ in Millions		Oct. 31, 2025		Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[1]	$ 65,967		$ 63,860
Precious metals		5,156		2,540
Trading assets
Securities		140,844		119,912
Loans	[2],[3]	8,487		7,649
Other		2,892		2,166
Securities purchased under resale agreements and securities borrowed		203,008		200,543
Derivative financial instruments		46,531		44,379
Investment securities		149,948		152,832
Loans:
Residential mortgages		370,191		350,941
Personal loans		110,567		106,379
Credit cards		18,045		17,374
Business & government		279,705		292,671
Property and equipment	[4]	4,881		5,252
Investment in associates		6,317		1,821
Goodwill and other intangibles assets		16,169		16,853
Total		1,460,042		1,412,027
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		65,967		63,860
Precious metals		5,156		2,540
Trading assets
Securities		140,844		119,912
Loans		8,487		7,649
Other		2,892		2,166
Securities purchased under resale agreements and securities borrowed		203,008		200,543
Derivative financial instruments		46,531		44,379
Investment securities		149,948		152,832
Loans:
Residential mortgages		370,191	[5]	350,941	[6]
Personal loans		110,567		106,379
Credit cards		18,045		17,374
Business & government		279,705		292,671
Allowances for credit losses	[7]	(7,463)		(6,536)
Customers' liability under acceptances		177		148
Property and equipment		4,881		5,252
Investment in associates		6,317		1,821
Goodwill and other intangibles assets		16,169		16,853
Other (including Deferred tax assets)		38,620		33,243
Total		1,460,042		1,412,027
Credit risk [member] | Credit risk exposure drawn non retail [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions		62,171		60,501
Trading assets
Securities		103		331
Loans		1,641		933
Investment securities		146,457		147,607
Loans:
Residential mortgages		58,663	[5]	61,467	[6]
Personal loans		5,940		711
Business & government		239,898		261,903
Allowances for credit losses	[7]	(465)		(363)
Customers' liability under acceptances		177		149
Other (including Deferred tax assets)		6,210		5,968
Total		520,795		539,207
Credit risk [member] | Credit risk exposure drawn retail [member]
Loans:
Residential mortgages		311,413	[5]	289,358	[6]
Personal loans		95,171		101,821
Credit cards		14,585		13,892
Business & government		13,170		12,904
Allowances for credit losses	[7]	(1,234)		(1,170)
Other (including Deferred tax assets)		1,154		1,220
Total		434,259		418,025
Credit risk [member] | Other exposures securitization [member]
Loans:
Personal loans		9,456		3,847
Credit cards		313		162
Business & government		25,846		17,627
Total		35,615		21,636
Credit risk [member] | Other credit risk exposure repo-style transactions [member]
Trading assets
Securities purchased under resale agreements and securities borrowed		203,008		200,543
Loans:
Other (including Deferred tax assets)		436		343
Total		203,444		200,886
Credit risk [member] | Other credit risk exposure over-the-counter derivatives [member]
Trading assets
Derivative financial instruments		46,531		44,379
Loans:
Total		46,531		44,379
Credit risk [member] | Other credit risk exposure equity [member]
Trading assets
Investment securities		2,258		5,008
Loans:
Investment in associates		65		62
Total		2,323		5,070
Credit risk [member] | Other market risk exposures also subject to credit risk [member]
Trading assets
Loans		744		569
Derivative financial instruments		42,120		39,736
Loans:
Total		42,864		40,305
Credit risk [member] | Other exposures [member]
Disclosure of detailed information about financial instruments [line items]
Precious metals		5,156		2,540
Trading assets
Securities		140,741		119,581
Loans		6,846		6,716
Other		2,892		2,166
Loans:
Other (including Deferred tax assets)		403		448
Total		156,038		131,451
Credit risk [member] | Other market risk exposures others [member]
Disclosure of detailed information about financial instruments [line items]
Cash and deposits with financial institutions	[8]	3,796		3,359
Trading assets
Investment securities	[8]	1,233		217
Loans:
Residential mortgages	[8]	115	[5]	116	[6]
Credit cards	[8]	3,147		3,320
Business & government	[8]	791		237
Allowances for credit losses	[7],[8]	(5,764)		(5,003)
Customers' liability under acceptances	[8]			(1)
Property and equipment	[8]	4,881		5,252
Investment in associates	[8]	6,252		1,759
Goodwill and other intangibles assets	[8]	16,169		16,853
Other (including Deferred tax assets)	[8]	30,417		25,264
Total	[8]	$ 61,037		$ 51,373

[1]	Net of allowances of $4 (2024 – $3).
[2]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[3]	Loans are primarily denominated in U.S. dollars.
[4]	Includes $39 (2024 – $36) of investment property.
[5]	Includes $52.8 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
[6]	Includes $56.3 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
[7]	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.
[8]	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.